UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 10.8%
Auto Components 0.3%
BorgWarner, Inc.*	6,624	558,668
Goodyear Tire & Rubber Co.*	14,024	157,349
Johnson Controls, Inc.	40,330	1,309,919

		2,025,936
Automobiles 0.5%
Ford Motor Co. (a)	227,455	2,840,913
Harley-Davidson, Inc.	13,758	675,243

		3,516,156
Distributors 0.1%
Genuine Parts Co.	9,280	582,320
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	6,872	265,534
DeVry, Inc.	3,455	117,021
H&R Block, Inc.	17,954	295,702

		678,257
Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	26,720	857,178
Chipotle Mexican Grill, Inc.*	1,884	787,512
Darden Restaurants, Inc.	7,631	390,402
International Game Technology	17,850	299,701
Marriott International, Inc. "A"	15,732	595,456
McDonald's Corp.	60,833	5,967,717
Starbucks Corp.	44,922	2,510,691
Starwood Hotels & Resorts Worldwide, Inc.	11,547	651,366
Wyndham Worldwide Corp.	8,629	401,335
Wynn Resorts Ltd.	4,804	599,924
Yum! Brands, Inc.	27,380	1,948,908

		15,010,190
Household Durables 0.2%
D.R. Horton, Inc.	16,195	245,678
Harman International Industries, Inc.	4,023	188,317
Leggett & Platt, Inc. (a)	8,242	189,648
Lennar Corp. "A" (a)	10,081	274,002
Newell Rubbermaid, Inc.	17,127	305,032
Pulte Group, Inc.*	21,117	186,885
Whirlpool Corp.	4,487	344,871

		1,734,433
Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	21,743	4,403,175
Expedia, Inc. (a)	5,593	187,030
Netflix, Inc.*	3,397	390,791
Priceline.com, Inc.*	2,960	2,123,800
TripAdvisor, Inc.* (a)	5,593	199,502

		7,304,298
Leisure Equipment & Products 0.1%
Hasbro, Inc.	6,824	250,577
Mattel, Inc. (a)	20,530	691,040

		941,617
Media 3.1%
Cablevision Systems Corp. (New York Group) "A"	13,294	195,156
CBS Corp. "B"	38,878	1,318,353
Comcast Corp. "A" (a)	160,752	4,824,167
DIRECTV "A"*	40,255	1,986,182
Discovery Communications, Inc. "A"*	15,557	787,184
Gannett Co., Inc.	13,694	209,929
Interpublic Group of Companies, Inc.	26,977	307,807
McGraw-Hill Companies, Inc.	16,502	799,852
News Corp. "A"	128,420	2,528,590
Omnicom Group, Inc.	16,399	830,609
Scripps Networks Interactive "A"	5,749	279,919
Time Warner Cable, Inc.	18,698	1,523,887
Time Warner, Inc. (a)	57,809	2,182,290
Viacom, Inc. "B"	32,223	1,529,304
Walt Disney Co.	106,859	4,678,287
Washington Post Co. "B"	267	99,743

		24,081,259
Multiline Retail 0.8%
Big Lots, Inc.*	4,114	176,984
Dollar Tree, Inc.*	7,052	666,343
Family Dollar Stores, Inc.	7,206	455,996
JC Penney Co., Inc. (a)	8,443	299,135
Kohl's Corp.	15,294	765,159
Macy's, Inc. (a)	24,441	971,041
Nordstrom, Inc.	9,437	525,830
Sears Holdings Corp.* (a)	2,164	143,365
Target Corp. (a)	39,884	2,324,041

		6,327,894
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A"	5,169	256,434
AutoNation, Inc.*	2,764	94,833
AutoZone, Inc.*	1,633	607,149
Bed Bath & Beyond, Inc.*	14,091	926,765
Best Buy Co., Inc. (a)	17,199	407,272
CarMax, Inc.*	13,654	473,111
GameStop Corp. "A" (a)	8,132	177,603
Home Depot, Inc. (a)	92,045	4,630,784
Limited Brands, Inc. (a)	14,819	711,312
Lowe's Companies, Inc.	73,792	2,315,593
O'Reilly Automotive, Inc.*	7,514	686,404
Ross Stores, Inc.	13,568	788,301
Staples, Inc.	41,448	670,629
The Gap, Inc.	19,771	516,814
Tiffany & Co.	7,682	531,057
TJX Companies, Inc.	44,848	1,780,914
Urban Outfitters, Inc.*	6,480	188,633

		15,763,608
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	17,110	1,322,261
NIKE, Inc. "B"	21,843	2,368,655
Ralph Lauren Corp.	3,886	677,446
VF Corp.	5,186	757,052

		5,125,414
Consumer Staples 10.6%
Beverages 2.4%
Beam, Inc.	9,292	544,232
Brown-Forman Corp. "B"	6,010	501,174
Coca-Cola Co.	135,047	9,994,829
Coca-Cola Enterprises, Inc.	17,699	506,191
Constellation Brands, Inc. "A"*	10,205	240,736
Dr. Pepper Snapple Group, Inc. (a)	12,547	504,515
Molson Coors Brewing Co. "B"	9,546	431,957
PepsiCo, Inc.	93,586	6,209,431

		18,933,065
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	25,959	2,357,077
CVS Caremark Corp.	77,827	3,486,649
Kroger Co.	33,999	823,796
Safeway, Inc. (a)	15,925	321,844
SUPERVALU, Inc. (a)	13,849	79,078
Sysco Corp. (a)	34,983	1,044,592
Wal-Mart Stores, Inc. (a)	104,150	6,373,980
Walgreen Co.	52,085	1,744,327
Whole Foods Market, Inc.	9,719	808,621

		17,039,964
Food Products 1.8%
Archer-Daniels-Midland Co.	39,117	1,238,444
Campbell Soup Co. (a)	10,427	352,954
ConAgra Foods, Inc.	24,955	655,318
Dean Foods Co.*	11,758	142,389
General Mills, Inc.	38,261	1,509,397
H.J. Heinz Co. (a)	18,935	1,013,969
Hormel Foods Corp.	7,999	236,131
Kellogg Co.	14,617	783,910
Kraft Foods, Inc. "A"	105,633	4,015,110
McCormick & Co., Inc.	7,927	431,467
Mead Johnson Nutrition Co.	12,253	1,010,627
Sara Lee Corp.	35,423	762,657
The Hershey Co.	9,296	570,124
The JM Smucker Co.	6,858	557,967
Tyson Foods, Inc. "A"	17,876	342,325

		13,622,789
Household Products 2.1%
Clorox Co.	7,646	525,663
Colgate-Palmolive Co.	28,755	2,811,664
Kimberly-Clark Corp. (a)	23,402	1,729,174
Procter & Gamble Co.	164,288	11,041,796

		16,108,297
Personal Products 0.2%
Avon Products, Inc.	25,944	502,276
Estee Lauder Companies, Inc. "A"	13,260	821,324

		1,323,600
Tobacco 1.9%
Altria Group, Inc.	121,640	3,755,027
Lorillard, Inc.	7,849	1,016,289
Philip Morris International, Inc.	102,732	9,103,082
Reynolds American, Inc.	19,879	823,786

		14,698,184
Energy 11.1%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	25,938	1,087,840
Cameron International Corp.*	14,807	782,254
Diamond Offshore Drilling, Inc. (a)	4,078	272,206
FMC Technologies, Inc.*	14,154	713,645
Halliburton Co.	55,276	1,834,610
Helmerich & Payne, Inc.	6,361	343,176
Nabors Industries Ltd.*	16,991	297,172
National Oilwell Varco, Inc. (a)	25,185	2,001,452
Noble Corp.*	15,291	572,954
Rowan Companies, Inc.*	7,433	244,769
Schlumberger Ltd.	79,491	5,558,805

		13,708,883
Oil, Gas & Consumable Fuels 9.3%
Alpha Natural Resources, Inc.*	12,667	192,665
Anadarko Petroleum Corp.	29,821	2,336,177
Apache Corp.	22,996	2,309,718
Cabot Oil & Gas Corp.	12,602	392,804
Chesapeake Energy Corp. (a)	39,805	922,282
Chevron Corp.	117,884	12,641,880
ConocoPhillips	76,238	5,794,850
CONSOL Energy, Inc.	13,681	466,522
Denbury Resources, Inc.*	23,134	421,733
Devon Energy Corp.	23,969	1,704,675
El Paso Corp.	46,351	1,369,672
EOG Resources, Inc.	15,971	1,774,378
EQT Corp.	9,005	434,131
Exxon Mobil Corp.	281,070	24,377,201
Hess Corp.	18,068	1,065,109
Marathon Oil Corp.	41,792	1,324,807
Marathon Petroleum Corp.	20,724	898,593
Murphy Oil Corp.	11,660	656,108
Newfield Exploration Co.*	7,974	276,538
Noble Energy, Inc.	10,619	1,038,326
Occidental Petroleum Corp.	48,438	4,612,751
Peabody Energy Corp.	16,338	473,149
Pioneer Natural Resources Co.	7,364	821,749
QEP Resources, Inc.	10,652	324,886
Range Resources Corp.	9,380	545,353
Southwestern Energy Co.* (a)	20,952	641,131
Spectra Energy Corp.	39,105	1,233,763
Sunoco, Inc.	6,240	238,056
Tesoro Corp.*	8,509	228,382
Valero Energy Corp.	32,813	845,591
Williams Companies, Inc.	34,963	1,077,210
WPX Energy, Inc.*	12,040	216,840

		71,657,030
Financials 14.8%
Capital Markets 2.0%
Ameriprise Financial, Inc.	13,356	763,028
Bank of New York Mellon Corp.	72,080	1,739,290
BlackRock, Inc.	5,933	1,215,672
Charles Schwab Corp.	64,616	928,532
E*TRADE Financial Corp.*	15,860	173,667
Federated Investors, Inc. "B" (a)	5,017	112,431
Franklin Resources, Inc.	8,557	1,061,325
Invesco Ltd.	26,231	699,581
Legg Mason, Inc.	7,058	197,130
Morgan Stanley	90,965	1,786,553
Northern Trust Corp.	15,757	747,670
State Street Corp.	29,229	1,329,919
T. Rowe Price Group, Inc.	15,025	981,132
The Goldman Sachs Group, Inc.	29,505	3,669,537

		15,405,467
Commercial Banks 2.9%
BB&T Corp. (a)	41,339	1,297,631
Comerica, Inc.	11,550	373,758
Fifth Third Bancorp.	55,224	775,897
First Horizon National Corp.	14,787	153,489
Huntington Bancshares, Inc.	51,047	329,253
KeyCorp	56,352	478,992
M&T Bank Corp.	7,453	647,517
PNC Financial Services Group, Inc.	31,641	2,040,528
Regions Financial Corp.	84,282	555,419
SunTrust Banks, Inc.	31,852	769,863
U.S. Bancorp. (a)	114,235	3,618,965
Wells Fargo & Co.	314,895	10,750,515
Zions Bancorp.	10,592	227,304

		22,019,131
Consumer Finance 0.9%
American Express Co.	60,562	3,504,117
Capital One Financial Corp.	32,913	1,834,571
Discover Financial Services	31,610	1,053,878
SLM Corp.	30,457	480,002

		6,872,568
Diversified Financial Services 3.4%
Bank of America Corp.	640,537	6,129,939
Citigroup, Inc.	174,793	6,388,684
CME Group, Inc. "A"	3,936	1,138,803
IntercontinentalExchange, Inc.*	4,391	603,411
JPMorgan Chase & Co.	227,730	10,471,026
Leucadia National Corp.	11,812	308,293
Moody's Corp. (a)	11,528	485,329
NYSE Euronext	15,101	453,181
The NASDAQ OMX Group, Inc.*	7,351	190,391

		26,169,057
Insurance 3.5%
ACE Ltd.	19,991	1,463,341
Aflac, Inc.	27,661	1,272,129
Allstate Corp.	29,731	978,745
American International Group, Inc.*	31,981	985,974
Aon Corp.	19,583	960,742
Assurant, Inc. (a)	5,222	211,491
Berkshire Hathaway, Inc. "B"*	104,947	8,516,449
Chubb Corp.	16,194	1,119,167
Cincinnati Financial Corp.	9,788	337,784
Genworth Financial, Inc. "A"*	28,423	236,479
Hartford Financial Services Group, Inc.	25,869	545,319
Lincoln National Corp.	17,117	451,204
Loews Corp.	18,000	717,660
Marsh & McLennan Companies, Inc.	32,516	1,066,200
MetLife, Inc. (a)	63,404	2,368,140
Principal Financial Group, Inc.	17,912	528,583
Progressive Corp. (a)	36,330	842,129
Prudential Financial, Inc.	28,024	1,776,441
The Travelers Companies, Inc.	23,517	1,392,206
Torchmark Corp. (a)	5,825	290,376
Unum Group	17,758	434,716
XL Group PLC	18,879	409,486

		26,904,761
Real Estate Investment Trusts 2.0%
American Tower Corp. (REIT)	23,396	1,474,416
Apartment Investment & Management Co. "A" (REIT)	7,622	201,297
AvalonBay Communities, Inc. (REIT)	5,675	802,161
Boston Properties, Inc. (REIT)	8,835	927,587
Equity Residential (REIT)	17,866	1,118,769
HCP, Inc. (REIT)	24,548	968,664
Health Care REIT, Inc. (REIT)	12,429	683,098
Host Hotels & Resorts, Inc. (REIT)	42,545	698,589
Kimco Realty Corp. (REIT)	24,400	469,944
Plum Creek Timber Co., Inc. (REIT) (a)	9,740	404,794
ProLogis, Inc. (REIT)	27,526	991,487
Public Storage (REIT)	8,478	1,171,405
Simon Property Group, Inc. (REIT)	18,190	2,649,919
Ventas, Inc. (REIT) (a)	17,173	980,578
Vornado Realty Trust (REIT)	11,091	933,862
Weyerhaeuser Co. (REIT)	32,378	709,726

		15,186,296
Real Estate Management & Development 0.0%
CBRE Group, Inc.*	19,077	380,777
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	30,331	221,720
People's United Financial, Inc.	21,302	282,038

		503,758
Health Care 11.3%
Biotechnology 1.2%
Amgen, Inc.	47,157	3,206,204
Biogen Idec, Inc.*	14,221	1,791,419
Celgene Corp.*	26,131	2,025,675
Gilead Sciences, Inc.*	45,157	2,205,920

		9,229,218
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	33,531	2,004,483
Becton, Dickinson & Co.	12,477	968,839
Boston Scientific Corp.*	85,108	508,946
C.R. Bard, Inc.	4,959	489,552
CareFusion Corp.*	13,314	345,232
Covidien PLC	28,704	1,569,535
DENTSPLY International, Inc.	8,473	340,022
Edwards Lifesciences Corp.*	6,953	505,692
Intuitive Surgical, Inc.*	2,350	1,273,113
Medtronic, Inc. (a)	62,086	2,433,150
St. Jude Medical, Inc.	19,207	851,062
Stryker Corp.	19,384	1,075,424
Varian Medical Systems, Inc.*	6,830	470,997
Zimmer Holdings, Inc.	10,523	676,418

		13,512,465
Health Care Providers & Services 2.1%
Aetna, Inc.	20,859	1,046,287
AmerisourceBergen Corp.	15,632	620,278
Cardinal Health, Inc.	20,795	896,473
CIGNA Corp.	17,169	845,573
Coventry Health Care, Inc.	8,285	294,697
DaVita, Inc.*	5,561	501,435
Express Scripts, Inc.* (a)	28,926	1,567,211
Humana, Inc.	9,852	911,113
Laboratory Corp. of America Holdings*	5,869	537,248
McKesson Corp.	14,602	1,281,618
Medco Health Solutions, Inc.*	23,019	1,618,236
Patterson Companies, Inc.	5,408	180,627
Quest Diagnostics, Inc.	9,551	584,044
Tenet Healthcare Corp.*	23,058	122,438
UnitedHealth Group, Inc.	62,285	3,671,078
WellPoint, Inc.	19,948	1,472,162

		16,150,518
Health Care Technology 0.1%
Cerner Corp.*	8,756	666,857
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	20,861	928,523
Life Technologies Corp.*	10,447	510,023
PerkinElmer, Inc.	7,110	196,663
Thermo Fisher Scientific, Inc.	21,780	1,227,956
Waters Corp.*	5,244	485,909

		3,349,074
Pharmaceuticals 5.7%
Abbott Laboratories	93,672	5,741,157
Allergan, Inc.	18,132	1,730,337
Bristol-Myers Squibb Co.	100,677	3,397,849
Eli Lilly & Co.	61,032	2,457,759
Forest Laboratories, Inc.*	15,827	549,038
Hospira, Inc.*	9,941	371,694
Johnson & Johnson	163,651	10,794,420
Merck & Co., Inc.	181,709	6,977,625
Mylan, Inc.*	25,271	592,605
Perrigo Co.	5,638	582,462
Pfizer, Inc.	449,598	10,187,891
Watson Pharmaceuticals, Inc.*	7,604	509,924

		43,892,761
Industrials 10.4%
Aerospace & Defense 2.5%
Boeing Co.	44,479	3,307,903
General Dynamics Corp.	21,187	1,554,702
Goodrich Corp.	7,545	946,445
Honeywell International, Inc.	46,367	2,830,705
L-3 Communications Holdings, Inc.	5,991	423,983
Lockheed Martin Corp.	15,988	1,436,682
Northrop Grumman Corp. (a)	15,076	920,842
Precision Castparts Corp.	8,684	1,501,464
Raytheon Co.	20,144	1,063,200
Rockwell Collins, Inc.	8,788	505,837
Textron, Inc.	16,506	459,362
United Technologies Corp. (a)	54,318	4,505,135

		19,456,260
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	9,642	631,455
Expeditors International of Washington, Inc.	12,777	594,258
FedEx Corp.	18,864	1,734,734
United Parcel Service, Inc. "B" (a)	57,113	4,610,161

		7,570,608
Airlines 0.0%
Southwest Airlines Co.	45,450	374,508
Building Products 0.0%
Masco Corp.	20,625	275,756
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	6,075	183,040
Cintas	6,455	252,520
Iron Mountain, Inc. (a)	10,217	294,250
Pitney Bowes, Inc. (a)	11,853	208,376
R.R. Donnelley & Sons Co. (a)	10,163	125,919
Republic Services, Inc.	18,669	570,525
Stericycle, Inc.*	5,154	431,080
Waste Management, Inc. (a)	27,298	954,338

		3,020,048
Construction & Engineering 0.2%
Fluor Corp.	10,019	601,541
Jacobs Engineering Group, Inc.*	7,504	332,952
Quanta Services, Inc.*	12,661	264,615

		1,199,108
Electrical Equipment 0.5%
Cooper Industries PLC	9,563	611,554
Emerson Electric Co.	43,703	2,280,423
Rockwell Automation, Inc.	8,382	668,045
Roper Industries, Inc.	5,770	572,153

		4,132,175
Industrial Conglomerates 2.6%
3M Co.	41,418	3,694,900
Danaher Corp. (a)	34,217	1,916,152
General Electric Co.	631,179	12,667,762
Tyco International Ltd.	27,433	1,541,186

		19,820,000
Machinery 2.1%
Caterpillar, Inc.	38,663	4,118,383
Cummins, Inc.	11,448	1,374,218
Deere & Co.	23,978	1,939,820
Dover Corp.	10,860	683,528
Eaton Corp.	20,079	1,000,537
Flowserve Corp.	3,302	381,414
Illinois Tool Works, Inc.	28,678	1,638,087
Ingersoll-Rand PLC	17,789	735,575
Joy Global, Inc.	6,333	465,476
PACCAR, Inc.	21,029	984,788
Pall Corp.	6,978	416,098
Parker Hannifin Corp. (a)	9,102	769,574
Snap-on, Inc.	3,630	221,321
Stanley Black & Decker, Inc.	10,164	782,221
Xylem, Inc.	11,041	306,388

		15,817,428
Professional Services 0.1%
Dun & Bradstreet Corp.	2,834	240,125
Equifax, Inc.	7,191	318,274
Robert Half International, Inc.	8,358	253,247

		811,646
Road & Rail 0.8%
CSX Corp.	62,500	1,345,000
Norfolk Southern Corp.	19,697	1,296,654
Ryder System, Inc.	2,903	153,278
Union Pacific Corp.	28,562	3,069,844

		5,864,776
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	17,738	959,626
W.W. Grainger, Inc.	3,656	785,345

		1,744,971
Information Technology 20.3%
Communications Equipment 2.2%
Cisco Systems, Inc.	320,725	6,783,334
F5 Networks, Inc.*	4,680	631,613
Harris Corp.	6,956	313,577
JDS Uniphase Corp.*	14,116	204,541
Juniper Networks, Inc.*	31,172	713,215
Motorola Mobility Holdings, Inc.*	15,746	617,873
Motorola Solutions, Inc.	17,628	896,031
QUALCOMM, Inc.	100,773	6,854,579

		17,014,763
Computers & Peripherals 5.7%
Apple, Inc.*	55,605	33,333,529
Dell, Inc.* (a)	90,718	1,505,919
EMC Corp.* (a)	122,256	3,653,009
Hewlett-Packard Co.	118,079	2,813,823
Lexmark International, Inc. "A"	4,234	140,738
NetApp, Inc.*	21,609	967,435
SanDisk Corp.*	14,435	715,832
Western Digital Corp.*	14,050	581,529

		43,711,814
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	9,785	584,849
Corning, Inc.	90,749	1,277,746
FLIR Systems, Inc.	9,357	236,826
Jabil Circuit, Inc.	11,269	283,077
Molex, Inc. (a)	7,976	224,285
TE Connectivity Ltd.	25,462	935,729

		3,542,512
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	10,506	385,570
eBay, Inc.*	68,338	2,520,989
Google, Inc. "A"*	15,121	9,696,190
VeriSign, Inc.	9,754	373,968
Yahoo!, Inc.*	72,131	1,097,834

		14,074,551
IT Services 3.9%
Accenture PLC "A"	38,586	2,488,797
Automatic Data Processing, Inc.	29,369	1,620,875
Cognizant Technology Solutions Corp. "A"*	18,213	1,401,490
Computer Sciences Corp.	9,209	275,718
Fidelity National Information Services, Inc.	14,222	471,033
Fiserv, Inc.*	8,143	565,043
International Business Machines Corp.	69,091	14,415,837
MasterCard, Inc. "A"	6,335	2,664,121
Paychex, Inc.	19,385	600,741
SAIC, Inc.*	16,904	223,133
Teradata Corp.*	9,843	670,800
Total System Services, Inc.	9,315	214,897
Visa, Inc. "A" (a)	29,648	3,498,464
Western Union Co.	36,755	646,888

		29,757,837
Office Electronics 0.1%
Xerox Corp.	79,193	639,880
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	35,763	286,819
Altera Corp.	18,957	754,868
Analog Devices, Inc.	17,970	725,988
Applied Materials, Inc.	77,521	964,361
Broadcom Corp. "A"*	29,386	1,154,870
First Solar, Inc.* (a)	3,515	88,051
Intel Corp.	297,569	8,364,665
KLA-Tencor Corp.	10,050	546,921
Linear Technology Corp.	13,663	460,443
LSI Corp.*	34,649	300,753
Microchip Technology, Inc. (a)	11,356	422,443
Micron Technology, Inc.*	59,872	484,963
Novellus Systems, Inc.*	4,071	203,184
NVIDIA Corp.*	36,298	558,626
Teradyne, Inc.*	11,515	194,488
Texas Instruments, Inc.	67,932	2,283,195
Xilinx, Inc.	15,657	570,384

		18,365,022
Software 3.7%
Adobe Systems, Inc.*	29,661	1,017,669
Autodesk, Inc.*	13,700	579,784
BMC Software, Inc.*	9,934	398,949
CA, Inc.	21,800	600,808
Citrix Systems, Inc.*	11,030	870,377
Electronic Arts, Inc.*	20,126	331,676
Intuit, Inc.	17,568	1,056,364
Microsoft Corp.	445,599	14,370,568
Oracle Corp.	233,830	6,818,483
Red Hat, Inc.*	11,623	696,101
Salesforce.com, Inc.* (a)	8,164	1,261,420
Symantec Corp.*	43,705	817,284

		28,819,483
Materials 3.4%
Chemicals 2.3%
Air Products & Chemicals, Inc.	12,546	1,151,723
Airgas, Inc.	4,008	356,592
CF Industries Holdings, Inc.	3,942	720,006
Dow Chemical Co.	70,920	2,456,669
E.I. du Pont de Nemours & Co.	55,650	2,943,885
Eastman Chemical Co.	8,012	414,140
Ecolab, Inc. (a)	17,315	1,068,682
FMC Corp.	4,263	451,281
International Flavors & Fragrances, Inc.	4,737	277,588
Monsanto Co.	31,839	2,539,479
PPG Industries, Inc.	9,049	866,894
Praxair, Inc.	17,839	2,045,063
Sigma-Aldrich Corp.	7,317	534,580
The Mosaic Co.	17,933	991,516
The Sherwin-Williams Co.	5,153	559,976

		17,378,074
Construction Materials 0.0%
Vulcan Materials Co.	7,653	327,013
Containers & Packaging 0.1%
Ball Corp.	9,259	397,026
Bemis Co., Inc.	6,058	195,612
Owens-Illinois, Inc.*	9,576	223,504
Sealed Air Corp.	11,500	222,065

		1,038,207
Metals & Mining 0.8%
Alcoa, Inc.	64,238	643,665
Allegheny Technologies, Inc.	6,196	255,089
Cliffs Natural Resources, Inc. (a)	8,519	590,026
Freeport-McMoRan Copper & Gold, Inc.	56,427	2,146,483
Newmont Mining Corp.	29,430	1,508,876
Nucor Corp.	19,142	822,149
Titanium Metals Corp.	4,728	64,112
United States Steel Corp. (a)	8,324	244,476

		6,274,876
Paper & Forest Products 0.2%
International Paper Co.	26,313	923,586
MeadWestvaco Corp.	9,981	315,300

		1,238,886
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	353,538	11,040,992
CenturyLink, Inc.	37,198	1,437,703
Frontier Communications Corp. (a)	59,604	248,549
Verizon Communications, Inc.	168,980	6,460,105
Windstream Corp. (a)	34,276	401,372

		19,588,721
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	14,881	793,753
MetroPCS Communications, Inc.*	16,760	151,175
Sprint Nextel Corp.*	178,957	510,027

		1,454,955
Utilities 3.3%
Electric Utilities 1.8%
American Electric Power Co., Inc.	28,768	1,109,870
Duke Energy Corp. (a)	79,498	1,670,253
Edison International	19,658	835,662
Entergy Corp.	10,410	699,552
Exelon Corp.	50,716	1,988,574
FirstEnergy Corp.	24,759	1,128,763
NextEra Energy, Inc.	24,748	1,511,608
Northeast Utilities	10,661	395,736
Pepco Holdings, Inc.	13,324	251,690
Pinnacle West Capital Corp.	6,415	307,279
PPL Corp. (a)	34,912	986,613
Progress Energy, Inc.	17,583	933,833
Southern Co.	51,768	2,325,936

		14,145,369
Gas Utilities 0.1%
AGL Resources, Inc.	7,028	275,638
ONEOK, Inc.	6,328	516,745

		792,383
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	38,934	508,867
NRG Energy, Inc.*	13,515	211,780

		720,647
Multi-Utilities 1.3%
Ameren Corp.	14,588	475,277
CenterPoint Energy, Inc.	25,713	507,060
CMS Energy Corp.	15,030	330,660
Consolidated Edison, Inc.	17,446	1,019,195
Dominion Resources, Inc.	33,932	1,737,658
DTE Energy Co.	10,249	564,003
Integrys Energy Group, Inc.	4,595	243,489
NiSource, Inc. (a)	16,777	408,520
PG&E Corp.	24,623	1,068,884
Public Service Enterprise Group, Inc.	30,563	935,533
SCANA Corp. (a)	6,768	308,689
Sempra Energy	14,424	864,863
TECO Energy, Inc.	12,560	220,428
Wisconsin Energy Corp.	13,512	475,352
Xcel Energy, Inc.	29,272	774,830

		9,934,441

Total Common Stocks (Cost $614,873,936)		759,332,620

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.015% **, 5/3/2012 (b) (Cost $1,204,976)	1,205,000	1,204,959

	Shares	Value ($)
Securities Lending Collateral 9.5%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $73,193,166)	73,193,166	73,193,166
Cash Equivalents 1.1%
Central Cash Management Fund, 0.11% (c) (Cost $8,565,941)	8,565,941	8,565,941

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $697,838,019) †	109.5	842,296,686
Other Assets and Liabilities, Net	(9.5)	(73,390,666)

Net Assets	100.0	768,906,020

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $726,200,199.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $116,096,487.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $214,597,214 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $98,500,727.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $71,753,191, which is 9.3% of net assets.
(b)	At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	6/14/2012	30	10,524,000	338,526

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$759,332,620	$—	$—	$759,332,620
Government & Agency Obligation	—	1,204,959	—	1,204,959
Short-Term Investments (e)	81,759,107	—	—	81,759,107
Derivatives (f)	338,526	—	—	338,526
Total	$841,430,253	$1,204,959	$—	$842,635,212

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Common Stock and/or Other Equity Investments
	Common Stocks	Preferred Stocks	Total
Balance as of December 31, 2011	$453	$453	$906
Realized gains (loss)	(12,143)	(1,517)	(13,660)
Change in unrealized appreciation (depreciation)	833	834	1,667
Amortization premium/ discount	—	—	—
Purchases	12,698	388	13,086
Sales	(1,841)	(158)	(1,999)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of March 31, 2012	$—	$—	$—
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2012	$—	$—	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$338,526

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012